Derivatives And Hedging Instruments	12 Months Ended
Dec. 31, 2010
Derivatives And Hedging Instruments
Derivatives And Hedging Instruments

7. DERIVATIVES AND HEDGING INSTRUMENTS

To mitigate financial market risks of foreign currency exchange rates, we utilize currency forward contracts. We do not use derivative financial instruments for speculative or trading purposes. We generally hedge transactional currency risks with currency forward contracts. As of December 31, 2010 and December 31, 2009, these currency forward contracts had net notional amounts of $78.7 million and $113.9 million respectively. Gains and losses on these foreign currency exposures are generally offset by corresponding losses and gains on the related hedging instruments, reducing the net exposure to MEMC. A substantial portion of our revenue and capital spending is transacted in U.S. Dollars. However, we do enter into transactions in other currencies, primarily the Euro, the Japanese Yen, and certain other Asian currencies. To protect against reductions in value and volatility of future cash flows caused by changes in foreign exchange rates, we have established transaction-based hedging programs. Our hedging programs reduce, but do not always eliminate, the impact of foreign currency exchange rate movements. At any point in time we may have outstanding contracts with several major financial institutions for these hedging transactions. Our maximum credit risk loss with these institutions is limited to any gain on our outstanding contracts.

In addition to the currency forward contracts purchased to hedge transactional currency risks, we have entered into currency forward contracts during 2010 to hedge cash flow risks associated with future purchases of raw materials denominated in Euros. Our cash flow hedges are designed to protect against the variability in foreign currency rates between the Euro and U.S. Dollars. We will hedge the foreign currency exposure through the fourth quarter of 2013 when the final payment on the purchase in Euros is expected to be made. The cash flow hedges are accounted for using hedge accounting. The notional amount of the currency forward contracts designated and accounted for as cash flow hedges as of December 31, 2010 was $377.3 million. At December 31, 2010, we had an $8.6 million loss in accumulated other comprehensive income, which represents the fair value of the effective portion of our cash flow hedges for currency forward contracts. After the raw materials have been moved to finished goods and sold to external customers the gain or loss on the hedge will be recognized into cost of goods sold. Based on the fair value of $8.6 million at December 31, 2010, we expect $0.4 million of gain to be reclassified into cost of goods sold within the next twelve months for our currency forward contracts designated as effective cash flow hedges. No ineffectiveness was recognized in 2010.

We are party to six interest rate swap instruments that are accounted for using hedge accounting. These instruments are used to hedge floating rate debt and are accounted for as cash flow hedges. Under the swap agreements, MEMC pays the fixed rate and the counterparties to the agreements pay MEMC a floating interest rate based on the table below. The counterparties to these agreements are financial institutions. The estimated fair value recorded to the balance sheet as provided in the table below is an estimate of the net amount that MEMC would settle on December 31, 2010, if the agreements were transferred to other third parties or cancelled by MEMC. The effective portion of these hedges as of the year ended December 31, 2010 and 2009 was a loss of $5.3 million and a gain of $0.8 million, respectively, and was recorded to other comprehensive income. Ineffectiveness of $0.2 million was recorded in 2010. No ineffectiveness was recorded in 2009.

	Notional Amount (in millions)	Fixed Rate	Variable Rate	Termination Date	Assets (Liabilities) Fair Value at December 31, 2010
					Dollars in millions
Interest rate swap #1	4.6 Euros	5.1%	Euribor plus 1.5%	6/30/2023	$(0.9)

Interest rate swap #2	1.9 Euros	5.1%	Euribor plus 1.5%	6/30/2023	(0.4)

Interest rate swap #3	35.4 Canadian Dollars	3.3%	Canadian Deposit Offering Rate	6/5/2028	0.7

Interest rate swap #4	32.0 Canadian Dollars	4.2%	Canadian Deposit Offering Rate	12/29/2028	(1.7)

Interest rate swap #5	30.8 Canadian Dollars	4.2%	Canadian Deposit Offering Rate	12/29/2028	(1.6)

Interest rate swap #6	39.3 Canadian Dollars	4.2%	Canadian Deposit Offering Rate	7/31/2029	(1.6)

					$(5.5)

Our unconsolidated joint venture with Q-Cells SE ("Q-Cells") is a Euro functional currency entity accounted for under the equity method, in which we invested 72.5 million Euros (approximately $105 million) in 2009. In order to manage the changes in foreign currency and any resulting gain or loss associated with this investment, MEMC entered into a Euro currency forward contract for 70.0 million Euros. We received 63.5 million Euros (approximately $77 million) of our investment in the second quarter of 2010 and at the same time reduced our net investment hedge to the remaining equity investment balance. During the fourth quarter of 2010 we received the remaining balance of our investment of 5.8 million Euros (approximately $8 million). During 2010, we recognized a gain of $17.3 million on this hedge and at the same time recognized a foreign currency loss on our investment of $14.3 million. Both amounts were recorded in Other, net on our statement of operations. No ineffectiveness was recognized during 2010.

Suntech warrant consists of a fully vested, non-forfeitable warrant to purchase common shares of Suntech, a customer, which was received at the time that MEMC signed a long-term supply agreement with Suntech. The Suntech warrant exposes MEMC to equity price risk.

MEMC's hedging activities consist of:

		Assets (Liabilities or Equity) Fair Value
In millions	Balance Sheet Location	As of December 31, 2010	As of December 31, 2009

Derivatives designated as hedging:

Interest rate swaps	Accrued liabilities	$(6.2)	$(1.2)

Interest rate swaps	Prepaid and other current assets	$0.7	$2.0

Interest rate swaps	Accumulated other comprehensive income	$2.4	$(1.8)

Net investment hedge	Prepaid and other current assets	$—	$3.6

Net investment hedge	Accumulated other comprehensive income	$—	$(3.6)

Currency forward contracts	Accrued liabilities	$(8.6)	$—

Currency forward contracts	Accumulated other comprehensive income	$8.6	$—

Derivatives not designated as hedging:

Suntech warrant	Customer warrant	$5.2	$19.2

Currency forward contracts	Prepaid and other current assets	$2.1	$0.8

Currency forward contracts	Accrued liabilities	$(0.5)	$(4.1)

Other derivatives	Prepaid and other current assets	$1.2	$—

Other derivatives	Other assets	$1.6	$—

In millions	Statement of Operations Location	(Gains) Losses 2010	(Gains) Losses 2009

Derivatives not designated as hedging:

Suntech warrant	Decrease (increase) in fair value of warrant	$14.0	$(5.4)

Currency forward contracts	Other, net	$1.3	$0.8